Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities recorded at fair value on a recurring basis
		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Assets:
Government sponsored enterprises	$57,099	$0	57,099	$0
Asset-backed securities	106,462	0	106,462	0
Obligations of states and political subdivisions	35,437	0	35,437	0
Mortgage servicing rights	2,762	0	0	2,762
Total	$201,760	$0	$198,998	$2,762

December 31, 2013
Assets:
U.S. treasury	$1,003	$1,003	$0	$0
Government sponsored enterprises	60,616	0	60,616	0
Asset-backed securities	110,373	0	110,373	0
Obligations of states and political subdivisions	33,993	0	33,993	0
Mortgage servicing rights	3,036	0	0	3,036
Total	$209,021	$1,003	$204,982	$3,036

Schedule of summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2012	$2,549
Total gains or losses (realized/unrealized):
Included in earnings	(25)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	512
Settlements	0
Balance at December 31, 2013	$3,036
Total gains or losses (realized/unrealized):
Included in earnings	(576)
Included in other comprehensive income	0
Purchases	0
Sales	0
Issues	302
Settlements	0
Balance at December 31, 2014	$2,762

Schedule of quantitative Information about Level 3 Fair Value Measurements
	Quantitative Information about Level 3 Fair Value Measurements
	Valuation Technique	Unobservable Inputs	Input Value
			2014	2013
Mortgage servicing rights	Discounted cash flows	Weighted average constant prepayment rate	10.54%	9.48%
		Weighted average discount rate	9.21%	9.06%
		Weighted average expected life (in years)	5.70	6.10

Schedule of valuation methods for instruments measured at fair value on a nonrecurring basis
		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2014
Assets:
Impaired loans:
Commercial, financial, & agricultural	$1,386	$0	$0	$1,386	$(1,105)
Real estate construction - residential	0	0	0	0	(350)
Real estate construction - commercial	0	0	0	0	(491)
Real estate mortgage - residential	3,322	0	0	3,322	(332)
Real estate mortgage - commercial	809	0	0	809	(2,937)
Consumer	172	0	0	172	(148)
Total	$5,689	$0	$0	$5,689	$(5,363)
Other real estate owned and repossessed assets	$11,885	$0	$0	$11,885	$(1,870)

December 31, 2013
Assets:
Impaired loans:
Commercial, financial, & agricultural	$827	$0	$0	$827	$(735)
Real estate construction - residential	1,768	0	0	1,768	(119)
Real estate construction - commercial	210	0	0	210	(498)
Real estate mortgage - residential	3,022	0	0	3,022	(376)
Real estate mortgage - commercial	5,616	0	0	5,616	(1,457)
Consumer	27	0	0	27	0
Total	$11,470	$0	$0	$11,470	$(3,185)
Other real estate owned and repossessed assets	$14,867	$0	$0	$14,867	$(5,395)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.